SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Sale and leaseback) (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Right-of-use assets	$ 234,752	$ 95,568	$ 81,447
Lease liabilities	$ 314,501	$ 117,420